SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Office Equipment and Furniture	5 years
Computer equipment	3 years

Schedule of earnings per share basic and diluted
	Years ended August 31,
	2017	2016	2015
	(Shares)	(Shares)	(Shares)
Stock options	28,350,000	4,550,000	-
Warrants	3,077,998	-	-
Total	31,427,998	4,550,000	-